General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	Composition:
	For the year ended December 31,
	2023		2022	2021

Salaries and related expenses	2,055		1,784	2,042
Share-based compensation, net	87		386	162
Professional services	4,383	*	1,092	710
Office rent and maintenance	235		246	172
Depreciation	88		116	36
Others	2,702		2,139	1,850
Total general and administrative expenses	9,550		5,763	4,972
*	Professional services expenses include costs related to the Keystone transaction. see Note 1(A)(4).